Investment Securities - Amortized Costs, Gains and Losses, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	$ 222,578	$ 234,192
Gross Unrealized Gains	123	158
Gross Unrealized Losses	(4,496)	(3,322)
Fair value	218,205	231,028
U.S. Treasury
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	1,984	1,980
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(32)	(13)
Fair value	1,952	1,967
U.S. government and federal agency obligations
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	10,235	12,341
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(269)	(268)
Fair value	9,966	12,073
Government sponsored enterprises
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	43,784	37,321
Gross Unrealized Gains	23	0
Gross Unrealized Losses	(472)	(424)
Fair value	43,335	36,897
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	40,859	47,019
Gross Unrealized Gains	28	114
Gross Unrealized Losses	(501)	(477)
Fair value	40,386	46,656
Mortgage-backed securities
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	121,230	131,045
Gross Unrealized Gains	72	44
Gross Unrealized Losses	(3,110)	(2,140)
Fair value	118,192	128,949
Other debt securities
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	3,000	3,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	3,000	3,000
Bank issued trust preferred securities
Amortized cost and fair value of debt securities available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(112)	0
Fair value	$ 1,374	$ 1,486